Contract Assets - Summary of Contract Assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contract assets [abstract]
Current contract assets	₺ 1,180,236	₺ 972,052
Non current contract assets	₺ 67,505	₺ 128,114